Related Party Balance and Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Balances and Transactions
Schedule of related party transactions

(i) Provision of service

For the nine months ended September 30, 2019 and 2020, service income was primarily generated from property management and miscellaneous research and development services the Group provided to its related parties.

	Nine Months Ended September 30,
	2019	2020
Nanjing Weibang Transmission Technology Co., Ltd	1,806	1,163
Shanghai Weishang Business Consulting Co., Ltd	2,035	—
Total	3,841	1,163

(ii) Sales of goods

	Nine Months Ended September 30,
	2019	2020
Wuhan Weineng Battery Assets Co., Ltd	—	30,973

(iii) Acceptance of advertising service

	Nine Months Ended September 30,
	2019	2020
Beijing Chehui Hudong Guanggao Co., Ltd.	7,539	61,171
Beijing Xinyi Hudong Guanggao Co., Ltd.	20,527	20,404
Beijing Bit Ep Information Technology Co., Ltd.	2,702	4,159
Tianjin Boyou Information Technology Co., Ltd.	263	1,594
Beijing Yiche Information Technology Co., Ltd.	379	234
Shanghai Yiju Information Technology Co., Ltd	—	123
Bite Shijie (Beijing) Keji Co., Ltd.	693	—
Total	32,103	87,685

(iv) Cost of manufacturing consignment

	Nine Months Ended September 30,
	2019	2020
Suzhou Zenlead XPT New Energy Technologies Co., Ltd	110,686	106,188

(v) Purchase of raw material, property and equipment

	Nine Months Ended September 30,
	2019	2020
Nanjing Weibang Transmission Technology Co., Ltd.	15,811	35,859
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	8,142
Total	15,811	44,001

(vi) Acceptance of R&D and maintenance service

	Nine Months Ended September 30,
	2019	2020
Kunshan Siwopu Intelligent Equipment Co., Ltd	331	554

(vii) Loan from related party

	Nine Months Ended September 30,
	2019	2020
Beijing Bitauto Interactive Technology Co., Ltd.	—	133,419

In April 2020, the Company signed a loan agreement with Beijing Bitanto Interactive Technology Co., Ltd for a loan of RMB 130,000 at an interest rate of 6%. As of September 30, 2020, the loan has been fully repaid by the Company.

Schedule of due from related parties

(i) Amounts due from related parties

	December 31,	September 30,
	2019	2020
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	50,000	50,000
Wuhan Weineng Battery Assets Co., Ltd	—	35,000
Kunshan Siwopu Intelligent Equipment Co., Ltd	—	3,383
Nanjing Weibang Transmission Technology Co., Ltd.	674	656
Wistro Info Comm (Kunshan) Co., Ltd.	109	358
Shanghai Weishang Business Consulting Co.,Ltd.	—	16
Total	50,783	89,413

Schedule of due to related parties

(ii) Amounts due to related parties

	December 31,	September 30,
	2019	2020
Suzhou Zenlead XPT New Energy Technologies Co., Ltd	180,687	280,421
Beijing Chehui Hudong Guanggao Co., Ltd	25,170	76,586
Nanjing Weibang Transmission Technology Co., Ltd	33,018	41,869
Beijing Xinyi Hudong Guanggao Co., Ltd	36,714	38,526
Beijing Bit Ep Information Technology Co., Ltd	2,598	3,953
Wistron Info Comm (Kunshan) Co., Ltd	—	3,007
Tianjin Boyou Information Technology Co., Ltd	30	1,650
Xtronics Innovation Ltd	—	1,493
Beijing Yiche Information Technology Co., Ltd	205	186
Bite Shijie (Beijing) Keji Co., Ltd	1,549	60
Kunshan Siwopu Intelligent Equipment Co., Ltd	379	40
Beijing Yiche Interactive Advertising Co., Ltd. Shanghai Branch	3,500	—
Shanghai Yiju Information Technology Co., Ltd	80	—
Beijing Changxing Information Technology Co., Ltd	25,799	—
Total	309,729	447,791

(iii) Short-term borrowings

	December 31, 2019	September 30, 2020
Serene View Investment Limited	350,255	346,862
Huang River Investment Limited.	354,840	1,241
Total	705,095	348,103

(iv) Long-term borrowings

	December 31,	September 30,
	2019	2020
Huang River Investment Limited.	560,325	553,037
Serene View Investment Limited	258,213	346,862
Total	818,538	899,899